Warranty Reserves (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Warranty Reserves
Schedule of activity related to the entity's warranty reserves, which are included in accounts payable and other liabilities

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2013	2012	2013	2012
	(in thousands)

Warranty reserves, beginning of the period	$1,202	$775	$1,077	$840
Additions to reserves for new home deliveries(1)	308	171	744	308
Warranty costs paid	(162)	(106)	(394)	(304)
Adjustments related to pre-existing reserves(1)(2)	27	5	(52)	1
Warranty reserves, end of the period	$1,375	$845	$1,375	$845

(1)         The net effect of $0.3 million and $0.2 million for the three months ended September 30, 2013 and 2012, respectively, are included in homebuilding cost of sales in the accompanying unaudited consolidated statements of operations. The corresponding amounts for the nine months ended September 30, 2013 and 2012 were $0.7 million and $0.3 million, respectively.

(2)         Adjustments related to pre-existing reserves relate to changes in our anticipated warranty payments on previously delivered homes.

	Year Ended December 31,
	2012	2011
	(In Thousands)
Warranty reserves, beginning of the year	$840	$559
Additions to reserves for new home deliveries(1)	733	234
Warranty costs paid	(379)	(443)
Adjustments related to pre-existing reserves(1)(2)	(117)	490

Warranty reserves, end of year	$1,077	$840

(1)
The net effect of $616 and $724 for the years ended December 31, 2012 and 2011, respectively, are included in homebuilding cost of sales on the accompanying consolidated statements of operations.

(2)
Adjustments related to pre-existing reserves relate to changes in our anticipated warranty payments on previously delivered homes. During the year ended December 31, 2011, we experienced higher than anticipated warranty costs in several of our close-out communities outside of Florida resulting in us increasing our warranty reserve by an additional $0.5 million. During the year ended December 31, 2012, greater focus and controls over warranty costs and better quality controls and construction practices led to us reducing our warranty reserve by $0.1 million.